Intangible assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
9.	Intangible assets:

December 31, 2019	Cost	Accumulated amortization	Net book value

Licenses	$22,113	$6,361	$15,752
Marketing rights	14,745	8,988	5,757
Trade name	1,053	651	402
Patents	4,080	3,759	321
	$41,991	$19,759	$22,232

December 31, 2018	Cost	Accumulated amortization	Net book value

Licenses	$22,538	$4,360	$18,178
Marketing rights	15,028	7,667	7,361
Trade name	1,074	564	510
Patents	4,126	3,706	420
	$42,766	$16,297	$26,469
In May 2016, the Company announced the execution of a license agreement with Allergan plc (“Allergan”), for the rights to commercialize dalbavancin (branded DALVANCE
®
in the U.S. and XYDALBA
TM
in the rest of the world) in France, the United Kingdom, Germany, Belgium, Nordic nations, other European nations and various Middle Eastern nations. As consideration for the rights and licenses granted, the Company made non-refundable
payments to Allergan of $13,000, along with incurring other transaction costs during the year ended December 31, 2016. The license is being amortized over the life of the agreement of 10 years. In the second quarter of 2018, the Company made a milestone payment to Allergan of $4,537. Additional non-refundable
milestone payments may be due to Allergan upon the Company’s achievement of various milestones and will be recognized when the Company considers the milestone to be probable.
In September 2017, the Company announced the execution of a distribution and license agreement with Basilea Pharmaceutica International Ltd. (“Basilea”), for the rights to commercialize Zevtera
®
/Mabelio
®
(ceftobiprole medocaril sodium) in 34 European countries and Israel. As consideration for the rights and licenses granted, the Company made a non-refundable
payment to Basilea of CHF 5,000 ($5,200). During the year ended December 31, 2018, the Company accrued $281 for a milestone payment as the Company assessed that it was probable that a pre-determined
level of annual net sales for future years would be achieved. The milestone payment has been recorded in accrued liabilities. Additional non-refundable
milestone payments may be due to Basilea upon the Company’s achievement of various milestones and achievement of pre-determined
levels of annual net sales. The license is being amortized over the life of the agreement of 15 years.

As part of the Arrangement (note 1), the Company divested its Canadian Operations, which included $1,349 in licenses, to Cipher. A gain on disposal of the Canadian Operations of $18,489 was recognized in the second quarter of 2018.
Amortization and depreciation expense for the year ended December 31, 2019 amounted to $3,757 (2018 - $4,019; 2017 - $3,374).
The estimated aggregate amortization expense for intangible assets held at December 31, 2019, for each of the five succeeding years is expected as follows:

2020	$3,740
2021	3,706
2022	3,682
2023	3,653
2024	2,153